Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Raw materials	$ 670	$ 764
Work in progress	192	482
Finished goods	1,150	172
Total inventories	$ 2,012	$ 1,418